Income taxes (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Tax losses carry forward	R$ 1,703
Additions tax losses carry forward	1,703
Temporary differences:
Allowance for expected credit losses	1,196
Additions allowance for expected credit losses	1,196
IFRS 16 - Leases:
Allowance for expected credit losses	56,180
Allowance for expected credit losses	56,180
Lease liabilities	(47,232)
Additions lease liabilities	(47,232)
Provision for profit sharing	2,047
Additions provision for profit sharing	2,047
Provision for legal proceedings and contingencies	7,672
Additions provision for legal proceedings and contingencies	7,672
Amortization of intangible assets	44,486
Additions amortization of intangible assets	44,486
Other	67
Additions other	67
Total	66,119
Additions deferred tax assets	66,119
Deferred tax liabilities
Total	(25,293)
Additions tax benefit from tax deductible goodwill	(25,293)
Fair value remeasurements on business combinations	(28,274)	(28,274)
Additions fair value remeasurements on business combinations
Total	(53,567)	(28,274)
Additions deferred tax liabilities	(25,293)
Deferred tax assets (liabilities), net	12,552	R$ (28,274)
Additions deferred tax assets (liabilities), net	R$ 40,826